BRIDGE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
BRIDGE NOTES PAYABLE
NOTE 5 - BRIDGE NOTES PAYABLE
Convertible Bridge Notes Payable:

2011
In March of 2011, bridge noteholders converted approximately $991,000 of principal and $77,000 in accrued interest into 7,802,262 shares of the Company’s common stock. During the six months ended June 30, 2011 the company received $170,000 in short term convertible bridge notes payable. The notes bear interest at 10% interest and is payable upon maturity, 90 days from the date of the loans. During the six months ended June 30, 2011, the Company repaid $30,000 of notes payable.

During the six months ended June 30, 2011, the Company recorded amortization expense of approximately $535,000 relating to prior year debt discount on bridge notes payable.

2010
In May of 2010, the Company sent each noteholder an inducement letter which (i) offered to lower their conversion from $0.15 to $0.14 per share of principal and to lower the accrued interest from $0.14 to $0.12 or (ii) exchange their existing note for a new note with the same principal and interest terms to extend the maturity date by nine months.  In exchange for the new note, each noteholder would receive one restricted share of the Company’s common stock and one warrant (with a $0.35 exercise price and one year term) for each one dollar of principal outstanding.

During the fiscal year ended December 31, 2010 convertible note holders converted approximately $376,000 of their principal balance and approximately $203,000 of their accrued interest into 3,928,571 and 1,689,520 shares, respectively of the Company’s common stock. In accordance with ASC 470-20, the Company applied the guidance for debt inducement, and recorded an expense for the debt modification of approximately $212,000 as a result of the decrease in the conversion price.

In addition, during the fiscal year ended December 31, 2010 the Company exchanged approximately $1,100,000 of principal bridge notes payable (which includes non convertible loans that exchanged their loans for convertible loans (of approximately $113,000 of principal) and issued 1,066,366 of the Company’s restricted common stock and 1,066,366 of warrants (at an exercise price of $0.35) with a one year term.  The new notes were for nine months and interest is calculated at 10% per annum, payable quarterly in stock.  For the year ended December 31, 2010 interest expense totaled approximately $108,000 which is accrued on the accompanying consolidated balance sheet. The notes are convertible at any time at $0.14 and carry mandatory principal repayments when options or warrants are exercised and the company receives cash proceeds.

The Company evaluated the extension event under ASC 470-50  “Debtor’s Accounting for a Modification or Exchange of Debt Instruments” to determine if the modification was substantial. Because the change in fair value of the conversion option was less than 10% of the carrying value of the debt, the debt modification determined not to be substantial and as a result, no gain or loss was recorded.

The Company received approximately $645,000 in new bridge notes during the year ended December 31, 2010 issuing 1,290,250 of restricted common shares, recording a discount of approximately $466,000. During the year ended December 31, 2010 the Company repaid approximately $645,000 to bridge note holders.

The Company recorded amortization expense totaling approximately $679,000 for the fiscal year ended December 31, 2010, respectively related to bridge note holders.

Non Convertible Bridge Notes Payable:

2011
In March of 2011, the principal balance of the note of approximately $125,000 and accrued interest of approximately $48,000 was converted into 1,424,028 shares of common stock of the Company.

2010
On October 4, 2007, the Company issued a short term promissory note in the principal amount of $150,000. This note was payable on September 30, 2008 and bears an interest rate equal to the prime rate plus three percent, 6.25% per annum and is payable at the end of the term.  During the year ended December 31, 2009, the Company repaid approximately $25,000 of this note. As of December 31, 2010 the total of approximately $125,000 of principal and accrued interest of approximately $45,000 was outstanding.

NOTE 8 –  BRIDGE NOTES PAYABLE

Convertible Bridge Notes Payable:

2010
In May of 2010, the Company sent each noteholder an inducement letter which (i) offered to lower their conversion from $0.15 to $0.14 per share of principal and to lower the accrued interest from $0.14 to $0.12 or (ii) exchange their existing note for a new note with the same principal and interest terms to extend the maturity date by nine months.  In exchange for the new note, each noteholder would receive one restricted share of the Company’s common stock and one warrant (with a $0.35 exercise price and one year term) for each one dollar of principal outstanding.

During the fiscal year ended December 31, 2010 convertible note holders converted approximately $376,000 of their principal balance and approximately $203,000 of their accrued interest into 3,928,571 and 1,689,520 shares, respectively of the Company’s common stock. In accordance with ASC 470-20, the Company applied the guidance for debt inducement, and recorded an expense for the debt modification of approximately $212,000 as a result of the decrease in the conversion price.

In addition, during the fiscal year ended December 31, 2010 the Company exchanged approximately $1,100,000 of principal bridge notes payable (which includes non convertible loans that exchanged their loans for convertible loans (of approximately $113,000 of principal) and issued 1,066,366 of the Company’s restricted common stock and 1,066,366 of warrants (at an exercise price of $0.35) with a one year term.  The new notes are for nine months and interest is calculated at 10% per annum, payable quarterly in stock.  For the year ended December 31, 2010 interest expense totaled approximately $108,000 which is accrued on the accompanying consolidated balance sheet. The notes are convertible at any time at $0.14 and carry mandatory principal repayments when options or warrants are exercised and the company receives cash proceeds.

The Company evaluated the extension event under ASC 470-50 “Debtor’s Accounting for a Modification or Exchange of Debt Instruments” to determine if the modification was substantial. Because the change in fair value of the conversion option was less than 10% of the carrying value of the debt, the debt modification determined not to be substantial and as a result, no gain or loss was recorded.

The Company received approximately $645,000 in new bridge notes during the year ended December 31, 2010 issuing 1,290,250 of restricted common shares, recording a discount of approximately $466,000. During the year ended December 31, 2010 the Company repaid approximately $645,000 to bridge note holders.

The Company recorded amortization expense totaling approximately $679,000 for the year ended December 31, 2010 related to bridge note holders.

In March of 2011, bridge noteholders converted approximately $1,116,000 of principal and $104,000 in accrued interest into 9,079,353 shares of the Company’s common stock.

2009

On November 7, 2007 the Company began a private placement was terminated in December of 2007, and the Company received gross proceeds of $300,000. These notes are payable the earlier of August 15, 2008 or when the Company raises $1,000,000 in its next qualified financing as defined. The notes bear interest at a rate of 10% per annum, payable at the end of the term. The principal amounts of the notes are convertible into the Company’s common stock by the holder, at any time prior to the repayment of the principal, at the rate of $0.15 per share. In October of 2009, the Company repaid approximately $20,000 towards the principal balance of these notes. As of December 31, 2009, the total of approximately $280,000, of principal and accrued interest of approximately $64,000  is outstanding.

During 2008, the Company issued 10% short term promissory notes to accredited investors. These notes have maturity dates ranging from a period of three months to twelve months, bear interest at a rate of 10% per annum, payable at the end of the term. The Company raised a total of $905,000 from these promissory notes for the year ended December 31, 2008 and issued 1,715,000 restricted shares of the Company’s common stock to the note holders. The principal amounts of the notes are convertible into the Company’s common stock by the holder, at any time prior to the repayment of the principal, at rates ranging from $0.14 to $0.20 per share. These shares were valued at the fair market value on the date of each note. As a result of the issuance of these convertible notes and related restricted shares and warrants, the Company recorded a total discount of approximately $290,000 with a corresponding credit to common stock and additional paid in capital. The discount is accreted over the term of the note using the straight line method. For the year ended December 31, 2009, the Company amortized a total of approximately $59,000 of the discount.

During the year ended December 31, 2009 the Company repaid approximately $164,000 of principal and converted a total of accrued interest and principal of approximating $223,000 ($200,000 was principal) into 1,591,667 shares of common stock of the Company. For the year ended December 31, 2009 the Company recorded interest expense as a result of the modification of debt (due to a lower conversion price) of approximately $67,000.

During 2009, the Company issued 10% short term promissory notes to accredited investors. These notes have maturity dates ranging from a period of nine months to eighteen months, bear interest at a rate of 10% per annum, payable at the end of the term. The Company raised a total of $1,300,000 from these promissory notes for the year ended December 31, 2009 and issued 2,530,000 restricted shares of the Company’s common stock to the note holders. The principal amounts of the notes are convertible into the Company’s common stock by the holder, at any time prior to the repayment of the principal, at rates ranging from $0.14 to $0.15 per share. These shares were valued at the fair market value on the date of each note. As a result of the issuance of these convertible notes and related restricted shares and warrants, the Company recorded a total discount of approximately $674,000 with a corresponding credit to common stock and additional paid in capital. The discount is accreted over the term of the note using the straight line method. For the year ended December 31, 2009, the Company amortized a total of approximately $562,000 of the discount. In July 2009, the Company issued 1,071,429 shares of restricted common stock for converting $150,000 of principal at $0.14. In 2009, the Company repaid approximately $92,000 of the principal portion of these notes.

Non Convertible Bridge Notes Payable:

On October 4, 2007, the Company issued a short term promissory note in the principal amount of $150,000. This note was payable on September 30, 2008 and bears an interest rate equal to the prime rate plus three percent, 6.25% per annum and is payable at the end of the term.  During the year ended December 31, 2009, the Company repaid approximately $25,000 of this note. As of December 31, 2010 and 2009 the total of approximately $125,000 of principal and accrued interest of approximately $45,000 and $27,000, respectively is outstanding and currently in default for non payment of principal on maturity date.

In March of 2011, the entire principal balance of the note and accrued interest was converted into common stock of the Company.